EQUITY - Earnings per share (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Net income for the year	R$ 5,029,389,000	R$ 4,085,013,000	R$ 6,239,364,000
Weighted average number of outstanding shares for the year	1,658,604,000	1,670,851,000	1,683,095,000
Basic earnings per common share (in R$)	R$ 3.03	R$ 2.44	R$ 3.71
Basic and diluted earnings per common share (in R$)	R$ 3.03	R$ 2.44	R$ 3.71